Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity
Profit for the year	R$ 119,554	R$ 177,079
(-) Constitution of legal reserve (5% of net profit)	(5,978)	(8,854)
Adjusted profit for the year	113,576	168,225
(-) Mandatory minimum dividends - 25% of adjusted net profit	(28,394)	(42,056)
(-) Additional dividends proposed	(13,606)	(7,944)
Proposed dividends	(42,000)	(50,000)
Constitution of reserve for investments and expansion	71,576	118,225
Total shares of paid up capital (per thousand shares)	62,104	56,889
(-) Treasury shares (per thousand shares)	(2,762)	(3,087)
(=) Outstanding shares (per thousand shares)	R$ 59,342	R$ 53,802
Dividend per share (R$)	R$ 0.71	R$ 0.93